CONSOLIDATED STATEMENT OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (37,339,017)	$ (21,687,155)	$ (18,656,498)
Adjustments to reconcile net loss to net cash flows from operating activities:
Provision for losses on accounts receivable	8,092	202,653	157,306
Loss on disposal of equipment and deposits on equipment	308,707	503,436	332,877
Fees on debt guarantee	25,937,048	5,244,700	1,895,436
Share-based compensation	1,563,976	978,352	1,118,705
Revaluation of outstanding warrants	337,376
Issuance of common stock options for services			33,521
Change in reserve for inventory obsolescence	(112,835)	150,540	(188,007)
Depreciation and amortization	6,424,813	5,945,077	4,728,005
Amortization of deferred financing costs and loan discount	916,322	238,925	105,028
Changes in operating assets and liabilities:
Accounts receivable	(1,870,896)	(921,772)	(1,599,443)
Inventories	(1,689,091)	(1,838,836)	(758,428)
Prepaid expenses and other current assets	(1,101,899)	(29,530)	(33,221)
Other assets	(72,660)	(139,094)	(63,891)
Accounts payable	(1,608,213)	290,770	2,747,074
Accrued expenses and accrued interest on long-term debt	271,975	(179,268)	1,465,611
Net cash flows used in operating activities	(8,026,302)	(11,241,202)	(8,715,925)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisitions of property, plant and equipment, software and deposits on equipment	(17,130,947)	(24,643,016)	(26,395,114)
Proceeds from sale of equipment	253,510		89,428
Net cash flows used in investing activities	(16,877,437)	(24,643,016)	(26,305,686)
CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings on long-term debt	11,500,000	32,000,000	33,000,000
Repayment of long-term debt	(88,000,000)
Redemption of Series B preferred stock	(34,998,957)
Financing fees paid in connection with borrowings	(739,469)	(334,818)	(340,418)
Proceeds from shares of common stock issued in initial public offering, net of issuance costs	164,405,679
Proceeds from the issuance of shares of common stock in private placement		49,889
Proceeds from issuance of Series C preferred stock	6,550,984	4,980,652	1,103,218
Net cash flows from financing activities	58,718,237	36,695,723	33,762,800
EFFECT OF EXCHANGE RATE CHANGES ON CASH			23,829
NET CHANGE IN CASH AND EQUIVALENTS	33,814,498	811,505	(1,234,982)
CASH AND EQUIVALENTS, BEGINNING OF YEAR	2,444,754	1,633,249	2,868,231
CASH AND EQUIVALENTS, END OF PERIOD	36,259,252	2,444,754	1,633,249
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid	4,702,333	2,926,355	1,466,346
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Preferred stock dividend accretion of Series C and Series B Preferred Stock and additional loss upon conversion of Series C Preferred Stock into common stock upon consummation of IPO	93,940,876	8,595,504	7,953,448
Property, plant and equipment purchases in accounts payable	$ 983,959	$ 249,356	$ 3,459,680